Supplemental Cash Flow Information - Narrative (Details) - USD ($) $ in Millions				12 Months Ended
	Nov. 01, 2021	May 01, 2021	Apr. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Transfer from investments				$ 37	$ 5	$ 67
Non-cash transaction, investment in subsidiary	$ 15
Contribution of Everlake Assurance Company	$ 15
Liabilities for collateral received					331	522
Obligations to return cash collateral for over-the-counter ("OTC") derivatives reported in other liabilities and accrued expenses or other investments					$ 3	$ 8
Allstate Financial Services, LLC
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Non-cash dividends paid		$ 333	$ 40